Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, USD $)	0 Months Ended
Aug. 28, 2013
(Delaware Select Growth Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,155
(Delaware Select Growth Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	634
Expense Example, No Redemption, 5 Years	1,088
Expense Example, No Redemption, 10 Years	2,348
(Delaware Large Cap Core Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	310
Expense Example, No Redemption, 3 Years	948
Expense Example, No Redemption, 5 Years	1,611
Expense Example, No Redemption, 10 Years	$ 3,383